RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Transactions with key management personnel
Key management personnel includes those individuals that have authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, and is comprised of the members of the executive management team and the Board of Directors. Key management personnel remuneration includes the following expenses:

	2023	2022
	$	$
Salaries including bonuses	3,633,112	3,368,388
Share-based payments	3,737,017	8,878,755
Total remuneration	7,370,129	12,247,143